Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
Schedule of borrowings
	As of December 31,
	2022	2021
Harbert loan, net of debt amortization expenses	—	15,479,975
Blue Torch finance, net of debt amortization expenses	86,758,378	—
BPI France	839,473	1,147,826
CIN Phases	—	932,194
BNP Paribas	748,797	910,160
	88,346,648	18,470,155

Schedule of aggregate maturities of long-term borrowings
Annual Maturities
2023	2,783,060
2024	539,954
2025	380,966
2026	100,129,028
Total: aggregate maturities of long-term borrowings	103,833,008
Less: carrying value of unamortized borrowings financing costs	(15,486,360)
Net maturities of long-term borrowings	88,346,648
Less: current portion of long-term borrowings	(2,783,060)
Long-term borrowings	85,563,558